Annual Total Returns (Delaware Tax-Free Pennsylvania Fund, Class A)	0 Months Ended
Jun. 28, 2011
Delaware Tax-Free Pennsylvania Fund | Class A
Bar Chart Table:
Annual Return 2001	4.95%
Annual Return 2002	9.00%
Annual Return 2003	5.12%
Annual Return 2004	4.36%
Annual Return 2005	4.03%
Annual Return 2006	4.55%
Annual Return 2007	2.27%
Annual Return 2008	(6.08%)
Annual Return 2009	16.23%
Annual Return 2010	2.30%